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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz     Chicago, IL              October 31, 2006
    -------------------      -------------------      ----------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number     Name

    ---------------     --------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     76
                                            ---------------------
Form 13F Information Table Value Total:     $1,408,066
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------
     [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6        COLUMN 7          COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                VALUE      SHRS OR   SH/  PUT/   INVESTMENT        OTHER
NAME OF ISSUER       CLASS       CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION       MANAGERS   SOLE      SHARED   NONE
------------------  ---------  ----------  ---------   -------   ---  ----   -----------      --------   -----     ------   ------
3M Company           COM       88579Y101  $      201       2,700             Shared-Defined         1              2,700        0
AMIS Holdings,
Inc.                 COM       031538101  $   12,995   1,369,300             Shared-Defined         1          1,283,244   86,056
Acuity Brands,
Inc.                 COM       00508Y102  $   18,081     398,250             Shared-Defined         1            373,036   25,214
Adesa, Inc.          COM       00686U104  $   30,172   1,305,600             Shared-Defined         1          1,223,900   81,700
Aftermarket
Technology Corp.     COM       008318107  $   15,210     856,400             Shared-Defined         1            802,100   54,300
Albemarle
Corporation          COM       012653101  $   31,424     578,400             Shared-Defined         1            542,300   36,100
American Axle &
Mfg. Holdings        COM       024061103  $   11,488     688,300             Shared-Defined         1            644,800   43,500
Andrew
Corporation          COM       034425108  $   19,901   2,156,100             Shared-Defined         1          2,020,900  135,200
Arris Group, Inc.    COM       04269Q100  $   11,387     993,600             Shared-Defined         1            930,500   63,100
Aspen Insurance
Holdings Limit       SHS       G05384105  $   25,001     967,900             Shared-Defined         1            906,900   61,000
Ball Corp.           COM       058498106  $      202       5,000             Shared-Defined         1              5,000        0
Belden CDT Inc.      COM       077454106  $   16,557     433,100             Shared-Defined         1            405,900   27,200
Benchmark
Electronics, Inc.    COM       08160H101  $   23,661     880,250             Shared-Defined         1            824,900   55,350
Big 5 Sporting
Goods Corporation    COM       08915P101  $   21,181     929,000             Shared-Defined         1            870,700   58,300
Carlisle Companies
Incorporated         COM       142339100  $   22,867     271,900             Shared-Defined         1            254,900   17,000
Centene
Corporation          COM       15135B101  $   25,194   1,532,500             Shared-Defined         1          1,437,100   95,400
Cincinnati Bell
Inc.                 COM       171871106  $   22,317   4,630,100             Shared-Defined         1          4,336,722  293,378
Clark, Inc.          COM       181457102  $   11,001     976,100             Shared-Defined         1            914,100   62,000
CommScope,
Inc.                 COM       203372107  $   19,852     604,150             Shared-Defined         1            565,900   38,250
CompuCredit
Corporation          COM       20478N100  $   19,268     637,800             Shared-Defined         1            598,100   39,700
Conseco, Inc.        COM NEW   208464883  $   34,413   1,639,500             Shared-Defined         1          1,536,700  102,800
Cowen Group,
Inc.                 COM       223621103  $   14,781     934,900             Shared-Defined         1            876,845   58,055
Crane Co.            COM       224399105  $   38,703     925,900             Shared-Defined         1            868,100   57,800
Curtiss-Wright
Corporation          COM       231561101  $   12,091     398,400             Shared-Defined         1            373,500   24,900
Cytec Industries
Inc.                 COM       232820100  $   45,945     826,500             Shared-Defined         1            774,500   52,000
Delphi Financial
Group, Inc.          CLA       247131105  $   34,018     853,006             Shared-Defined         1            799,347   53,659
Diebold,
Incorporated         COM       253651103  $   11,579     266,000             Shared-Defined         1            249,100   16,900
Electronics For
Imaging, Inc.        COM       286082102  $   26,153   1,143,047             Shared-Defined         1          1,071,085   71,962
Fairchild
Semiconductor
Int'l.               COM       303726103  $   21,351   1,141,750             Shared-Defined         1          1,070,150   71,600
Gildan,
Activewear Inc.      COM       375916103  $      242       5,000             Shared-Defined         1              5,000        0
Harley-Davidson,
Inc.                 COM       412822108  $      245       3,900             Shared-Defined         1              3,900        0
Heidrick &
Struggles Int'l      COM       422819102  $   29,988     833,000             Shared-Defined         1            781,000   52,000
Hutchinson
Technology           COM       448407106  $   11,007     523,400             Shared-Defined         1            490,000   33,400
Interpool, Inc.      COM       46062R108  $   20,743     923,550             Shared-Defined         1            865,150   58,400


     COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6        COLUMN 7          COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                VALUE      SHRS OR   SH/  PUT/   INVESTMENT        OTHER
NAME OF ISSUER       CLASS       CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION       MANAGERS   SOLE      SHARED   NONE
------------------  ---------  ----------  ---------   -------   ---  ----   -----------      --------   -----     ------   ------
JPMorgan Chase
& Co.                COM       46625H100  $      272       5,800             Shared-Defined         1              5,800        0
Jabil Circuit, Inc.  COM       466313103  $      234       8,200             Shared-Defined         1              8,200        0
Jos. A. Bank
Clothiers, Inc.      COM       480838101  $   21,170     706,600             Shared-Defined         1            662,400   44,200
Kanbay
International,
Inc.                 COM       48369P207  $   22,319   1,085,550             Shared-Defined         1          1,018,620   66,930
Laidlaw
International,
Inc.                 COM       50730R102  $   14,047     513,968             Shared-Defined         1            481,031   32,937
MCG Capital
Corporation          COM       58047P107  $   27,212   1,666,400             Shared-Defined         1          1,564,044  102,356
Mentor Graphics
Corporation          COM       587200106  $   10,198     724,297             Shared-Defined         1            678,393   45,904
NCI Building
Systems, Inc.        COM       628852105  $   36,903     634,400             Shared-Defined         1            594,700   39,700
NETGEAR, Inc.        COM       64111Q104  $   16,869     819,300             Shared-Defined         1            767,300   52,000
Navigant
Consulting, Inc.     COM       63935N107  $   22,600   1,126,600             Shared-Defined         1          1,056,600   70,000
Newfield
Exploration
Company              COM       651290108  $    8,055     209,000             Shared-Defined         1            195,700   13,300
Parametric
Technology
Corp.                COM NEW   699173209  $   22,448   1,285,660             Shared-Defined         1          1,205,820   79,840
Park
Electrochemical
Corp.                COM       700416209  $   15,732     496,600             Shared-Defined         1            465,300   31,300
Perot Systems
Corp.                CLA       714265105  $   15,400   1,116,740             Shared-Defined         1          1,046,140   70,600
Placer Sierra
Bancshares           COM       726079106  $   15,598     702,300             Shared-Defined         1            659,300   43,000
Plexus Corp.         COM       729132100  $   10,919     568,700             Shared-Defined         1            533,000   35,700
Prosperity
Bancshares, Inc.     COM       743606105  $   25,983     763,300             Shared-Defined         1            715,100   48,200
Provident
Bankshares
Corporation          COM       743859100  $   18,716     505,165             Shared-Defined         1            473,365   31,800
RAM Holdings,
Inc.                 SHS       G7368R104  $   16,765   1,289,600             Shared-Defined         1          1,207,900   81,700
Rare Hospitality
International        COM       753820109  $   21,276     696,200             Shared-Defined         1            652,700   43,500
Reinsurance
Group Of
America              COM       759351109  $   35,987     692,990             Shared-Defined         1            649,490   43,500
Ryder System,
Inc.                 COM       783549108  $   14,936     289,000             Shared-Defined         1            270,700   18,300
SMART Modular
Technologies         ORD SHS   G82245104  $   23,561   2,363,200             Shared-Defined         1          2,216,630  146,570
SeaBright
Insurance
Holdings             COM       811656107  $   13,896     994,681             Shared-Defined         1            932,049   62,632
SkyWest, Inc.        COM       830879102  $   14,646     597,300             Shared-Defined         1            559,810   37,490
Sterling Financial
Corporation          COM       859319105  $   27,485     847,532             Shared-Defined         1            794,252   53,280
Stratex Networks,
Inc.                 COM       86279T109  $      615     138,600             Shared-Defined         1            129,800    8,800
Swift
Transportation
Co., Inc.            COM       870756103  $   14,330     604,150             Shared-Defined         1            565,850   38,300
Synnex
Corporation          COM       87162W100  $   24,862   1,080,500             Shared-Defined         1          1,012,100   68,400
The Scotts Miracle-
Gro Company          CLA       810186106  $   25,430     571,600             Shared-Defined         1            535,487   36,113
The Steak n
Shake Company        COM       857873103  $   24,034   1,423,000             Shared-Defined         1          1,333,400   89,600
The Toro
Company              COM       891092108  $   29,780     706,200             Shared-Defined         1            662,200   44,000
Triad Guaranty
Inc.                 COM       895925105  $   12,017     234,847             Shared-Defined         1            219,965   14,882
Triad Hospitals,
Inc.                 COM       89579K109  $   21,619     491,000             Shared-Defined         1            460,300   30,700
Tyco
International Ltd.   COM       902124106  $      330      11,800             Shared-Defined         1             11,800        0


     COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6        COLUMN 7          COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                VALUE      SHRS OR   SH/  PUT/   INVESTMENT        OTHER
NAME OF ISSUER       CLASS       CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION       MANAGERS   SOLE      SHARED   NONE
------------------  ---------  ----------  ---------   -------   ---  ----   -----------      --------   -----     ------   ------
U.S.I. Holdings
Corporation          COM       90333H101  $   21,402   1,579,500             Shared-Defined         1          1,479,110  100,390
United Panam
Financial Corp.      COM       911301109  $    9,940     642,110             Shared-Defined         1            601,810   40,300
United Rentals,
Inc.                 COM       911363109  $   19,718     848,100             Shared-Defined         1            795,600   52,500
Walter Industries,
Inc.                 COM       93317Q105  $   15,506     363,300             Shared-Defined         1            340,500   22,800
Watson Wyatt
Worldwide, Inc.      CLA       942712100  $   15,320     374,400             Shared-Defined         1            350,900   23,500
Willis Group
Holdings Limited     SHS       G96655108  $      293       7,700             Shared-Defined         1              7,700        0
iStar Financial
Inc.                 COM       45031U101  $   40,424     969,400             Shared-Defined         1            908,400   61,000
TOTAL                                      1,408,066
